Inventories (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods		$ 2,714	$ 1,905
Work in process		3,932	3,248
Raw materials and supplies		867	510
Inventories	[1],[2]	7,513	5,663
Noncurrent inventories not included above	[3]	$ 594	$ 425

[1]	Amounts may not add due to rounding.
[2]	Increase primarily due to the acquisition of Hospira inventories, which were recorded at fair value. For additional information, see Note 2A.
[3]	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.